Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables summarize investment assets measured at fair value at December 31, 2025 and 2024. During the years presented, there have been no transfers of assets between Levels 1, 2 and 3 as defined above:

Investment Assets at Fair Value at December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$22,405,910	$—	$—	$22,405,910
Self-Directed Brokerage Account	83,532,436	—	—	83,532,436
Linde Stock	626,051,633	—	—	626,051,633
Total Investments, at Fair Value	$731,989,979	—	—	731,989,979
Common Trusts*				2,216,356,850
Total Fair Value Investments				$2,948,346,829

Investment Assets at Fair Value at December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$59,584,006	—	—	$59,584,006
Self-Directed Brokerage Account	74,075,697	—	—	74,075,697
Linde Stock	661,053,870	—	—	661,053,870
Total Investments, at Fair Value	$794,713,573	—	—	794,713,573
Common Trusts*				1,933,890,127
Total Fair Value Investments				$2,728,603,700

* Common trusts are measured using the Net Asset Value (“NAV”) as a practical expedient for fair value as permissible under ASC Topic 820 and have not been categorized in the fair value hierarchy. Common trust NAVs are provided by the trustee and are determined by reference to the fair value of the underlying securities of the trust, less its liabilities, which are valued primarily through the use of directly or indirectly observable inputs. Depending on the common trust, underlying securities may include marketable equity securities with small, moderate, or large market capitalizations; international marketable equity securities and other investments; domestic fixed income securities; money market funds; or investment contracts issued by insurance companies and other financial institutions.